Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2014
Property, plant and equipment, net
Schedule of property, plant and equipment

	As of December 31,	As of December 31,
	2013	2014
	RMB	RMB
Buildings	1,255,743	1,482,046
Furniture, fixtures and office equipment	83,745	92,175
Motor vehicles	26,318	29,550
Machinery and equipment	4,220,860	4,705,592
Leasehold improvements	141,289	151,959
Total	5,727,955	6,461,322
Less: accumulated depreciation	(2,209,955)	(2,759,096)
Subtotal	3,518,000	3,702,226
Construction-in-progress	640,108	464,521
Property, plant and equipment, net	4,158,108	4,166,747